Dispositions, Assets and Liabilities Held for Sale and Impairments (Tables)	12 Months Ended
Dec. 31, 2016
Impaired Assets

Impaired Assets	Book Value	Fair Value	Impairment
	(in millions)
Merchant Coal-Fired Generation Assets	$2,139.4	$—	$2,139.4
Trent and Desert Sky Wind Farms	118.7	46.0	72.7
Coal Reserves (a)	56.6	3.8	52.8
Total	$2,314.7	$49.8	$2,264.9

(a)	Includes the $11 million book value of I&M’s Price River Coal Reserves which were fully impaired. This $11 million impairment is reflected in the Vertically Integrated Utilities Segment.

Corporate and Other [Member]
Assets and Liabilities Held for Sale and Results of Discontinued Operations

	Years Ended December 31,
	2015	2014
	(in millions)
Other Revenues	$447.1	$641.6

Other Operation Expense	321.3	459.5
Maintenance Expense	21.5	32.6
Depreciation and Amortization Expense	26.9	31.5
Taxes Other Than Income Taxes	10.6	14.2
Total Expenses	380.3	537.8

Other Income (Expense)	(16.9)	(17.1)

Pretax Income of Discontinued Operations	49.9	86.7
Income Tax Expense	19.4	39.0
Equity Earnings of Unconsolidated Subsidiaries	(0.1)	(0.2)
Income from Discontinued Operations of AEPRO	30.4	47.5

Gain on Sale of Discontinued Operations	240.1	—
Income Tax Expense (Benefit)	(13.2)	—
Gain on Sale of Discontinued Operations, Net of Tax	253.3	—

Total Income on Discontinued Operations as Presented on the Statements of Income	$283.7	$47.5

Generation and Marketing [Member]
Assets and Liabilities Held for Sale and Results of Discontinued Operations

December 31,
2016
Assets:	(in millions)
Fuel	$145.5
Materials and Supplies	49.4
Property, Plant and Equipment - Net	1,756.2
Other Class of Assets That Are Not Major	0.1
Total Assets Classified as Held for Sale on the Balance Sheets	$1,951.2

Liabilities:
Long-term Debt	$134.8
Waterford Plant Upgrade Liability	52.2
Asset Retirement Obligations	36.7
Other Classes of Liabilities That Are Not Major	12.2
Total Liabilities Classified as Held for Sale on the Balance Sheets	$235.9